Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust

A Portfolio of Money Market Obligations Trust

19TH SEMI-ANNUAL REPORT

September 30, 2001

Established 1981

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

September 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.6%
		Alabama--3.6%
$15,000,000		Birmingham, AL, Medical Clinic Board Weekly VRDNs (University of Alabama Health System)/(Morgan Guaranty Trust Co., New York LOC)	$15,000,000
6,000,000		Homewood, AL, IDA Weekly VRDNs (Mountain Brook Inn (Homewood AL)/ (SouthTrust Bank of Alabama, Birmingham LOC)	6,000,000
15,870,000		Jefferson County, AL Sewer Revenue Bonds, Floater Certificates (Series 2000-352) Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	15,870,000
41,700,000		Port City Medical Clinic Board Mobile, AL, (Series 1998A) Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	41,700,000
4,295,000		Stevenson, AL, IDB, (Series 1996-A) Weekly VRDNs (Unitog Co.)/(UMB Bank, N.A. LOC)	4,295,000

		TOTAL	82,865,000

		Alaska--0.2%
4,460,000		Alaska State Housing Finance Corp., (PT-37) Daily VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,460,000

		Arizona--2.1%
3,000,000		Apache County, AZ, IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	3,000,000
4,705,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(Bank One, Arizona N.A. LOC)	4,705,000
2,500,000		Glendale, AZ, IDA, Variable Rate Senior Living Facilities Revenue Bonds Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,500,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments)/(FNMA INS)	1,000,000
1,500,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA INS)	1,500,000
5,985,000		Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.)	5,985,000
11,325,000	[1]	Phoenix, AZ, IDA, PT-479, 4.25% TOBs (Sunset Ranch Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/6/2001	11,325,000
755,000		Pima County, AZ, IDA Weekly VRDNs (A & P Investments)/(Bank One, Arizona N.A. LOC)	755,000
4,899,520		Pima County, AZ, IDA, (Series 1985A) Weekly VRDNs (BJR Investments, Inc.)/(Bank One, Arizona N.A. Series 1985 A LOC)	4,899,521
7,910,000		Pima County, AZ, IDA, (Series 2000A) Weekly VRDNs (Broadway Proper Congregate)/(State Street Corp. LOC)	7,910,000
5,000,000	[1]	Tempe, AZ, IDA, PT-466, 4.25% TOBs (Elliot's Crossing Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/6/2001	5,000,000

		TOTAL	48,579,521

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Arkansas--1.3%
$15,000,000		Arkansas Development Finance Authority, (Series 2001) Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank of NC, N.A. LOC)	$15,000,000
9,400,000		Hope, AR, Solid Waste Disposal Revenue Bonds (Series 1994), 3.05% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 10/9/2001	9,400,000
2,000,000		Hope, AR, Solid Waste Disposal Revenue Bonds (Series 1994), 3.05% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 11/6/2001	2,000,000
4,100,000		Pine Bluff, AR, IDRB (Series 1997) Weekly VRDNs (Camden Wire Co., Inc.)/(Chase Manhattan Bank, New York LOC)	4,100,000

		TOTAL	30,500,000

		California--13.1%
13,345,000		California State, (Series 2000 FR/RI-L22) Weekly VRDNs (Lehman Brothers, Inc. LIQ)	13,345,000
26,245,000		California State, (Series 2000 FR/RI-L25) Weekly VRDNs (Lehman Brothers, Inc. LIQ)	26,245,000
17,975,000		California State, Trust Receipts (Series 2000 FR/RI-A9) Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	17,975,000
88,500,000		California Statewide Communities Development Authority, (FR/RI-L18) Weekly VRDNs (FSA INS)/(Lehman Brothers, Inc. LIQ)	88,500,000
61,100,000		California Statewide Communities Development Authority, (FR/RI-L23) Weekly VRDNs (Riverside County, CA)/(Lehman Brothers, Inc. LIQ)	61,100,000
1,005,000		California Statewide Communities Development Authority, PT-483 Weekly VRDNs (Whispering Winds Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ)	1,005,000
12,000,000		Fresno, CA, (Series 2000C) Weekly VRDNs (Trinity Healthcare Credit Group)	12,000,000
11,884,245		Koch Floating Rate Trust (California Non-AMT) (Series 1999-2) Weekly VRDNs (AMBAC INS) State Street Bank and Trust Co. LIQs)	11,884,245
1,000,000		Los Angeles County, CA, Metropolitan Transportation Authority, Municipal Securities Trust Receipts (Series 1998-CMC2) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	1,000,000
2,200,000		Los Angeles, CA, Department of Water & Power, Water System Variable Rate Demand Revenue Bonds (Subseries B-2) Weekly VRDNs (Dexia Credit Local LIQ)	2,200,000
34,100,000		Los Angeles, CA, Unified School District, 2000-2001 TRANS, Trust Receipts (Series 2000 FR/RI-L13) Weekly VRDNs (Lehman Brothers, Inc. LIQ)	34,100,000
18,227,583		PBCC LeaseTOPS Trust (California Non-AMT), (Series 1998-1), 2.40% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ) 10/09/2002	18,170,670
15,400,000		Sacramento County, CA, Trust Receipts (Series 2001 FR/RI-L16) Weekly VRDNs (Lehman Brothers, Inc. LIQ)	15,400,000

		TOTAL	302,924,915

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Colorado--2.1%
$2,770,000		Colorado Health Facilities Authority, (Series 1998B) Weekly VRDNs (Developmental Pathways, Inc.)/(Bank One, Colorado LOC)	$2,770,000
2,730,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Servies, Inc.)/(Bank One, Colorado LOC)	2,730,000
180,000		Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(Bank One, Colorado LOC)	180,000
1,700,000		Colorado Health Facilities Authority, (Series 1998F) Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado LOC)	1,700,000
2,730,000		Colorado Health Facilities Authority, (Series 1998G-1) Weekly VRDNs (Goodwill Industries of Denver)/(Bank One, Colorado LOC)	2,730,000
720,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A., Minneapolis LOC)	720,000
1,800,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(KeyBank, N.A. LOC)	1,800,000
2,200,000		Colorado Springs, CO, Utility System, IDRBs (Series 1996) Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank, N.A., Minneapolis LOC)	2,200,000
9,925,000		Denver (City & County), CO, SFM, Roaring Fork (Series 1999-4) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	9,925,000
5,000,000	[1]	Denver, CO, City & County Airport Authority, Trust Receipts (Series 2000 FR/RI-L27)/(MBIA INS)/(Lehman Brothers, Inc. LIQ)/(United States Treasury PRF), Optional Tender 11/15/2001	5,000,000
4,375,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,375,000
8,705,000		Moffat County, CO, PCR (Series 1984) Weekly VRDNs (Tri-State Generation and Transmission Association)/(AMBAC INS)/(Societe Generale, Paris LIQ)	8,705,000
5,365,000		Thornton, CO, Multifamily Housing Refunding Revenue Bonds (1989 Series A) Weekly VRDNs (Quail Ridge Project)/(FHLMC LOC)	5,365,000

		TOTAL	48,200,000

		Connecticut--1.7%
8,600,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(Chase Manhattan Bank, New York LOC)	8,600,000
10,000,000		Connecticut State HEFA, (1999 Series U-1) Weekly VRDNs (Yale University)	10,000,000
2,000,000		Connecticut State HEFA, (1999 Series U-2) Weekly VRDNs (Yale University)	2,000,000
6,500,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hartford Hospital)/(Fleet National Bank LOC)	6,500,000
6,000,000		Connecticut State HEFA, (Series S), 2.45% CP (Yale University), Mandatory Tender 10/9/2001	6,000,000
1,800,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	1,800,000
4,500,000		Hartford, CT, Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	4,500,000

		TOTAL	39,400,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		District of Columbia--2.2%
$12,240,000		District of Columbia Housing Finance Agency, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	$12,240,000
8,330,000	[1]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 4.40% TOBs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	8,330,000
18,330,000	[1]	District of Columbia, (PT-372A), 2.80% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	18,330,000
11,260,000	[1]	District of Columbia, (PT-372B), 2.80% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	11,260,000

		TOTAL	50,160,000

		Florida--4.1%
3,133,000		Clipper Tax-Exempt Certificates Trust (Florida AMT) Series 2000-3 Weekly VRDNs (Duval County, FL HFA)/(MBIA INS)/(State Street Corp. LIQ)	3,133,000
9,665,000		Dade County, FL, HFA, PT-1296 Weekly VRDNs (Gannon Projects)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	9,665,000
11,180,000		Florida State Board of Education Capital Outlay, (Series 2000 SGA-102) Daily VRDNs (Florida State)/(Societe Generale, Paris LIQ)	11,180,000
2,500,000		Highlands County, FL, Health Facilities Authority, (Series 1996B) Weekly VRDNs (Adventist Health System)/(MBIA INS)/(Bank One, N.A. (Chicago) LIQ)	2,500,000
5,000,000		Jacksonville, FL, Electric Authority, (Series 2001B) Daily VRDNs	5,000,000
8,200,000		Orange County, FL, Educational Facilities Authority, (Series 2001) Daily VRDNs (Rollins College)/(Bank of America, N.A. LOC)	8,200,000
42,800,000		St. Lucie County, FL, PCR, (Series 2000) Daily VRDNs (Florida Power & Light Co.)	42,800,000
12,355,000		Volusia County, FL, Health Facilities Authority, (Series 1994A) Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(First Union National Bank, Charlotte, N.C. LOC)	12,355,000

		TOTAL	94,833,000

		Georgia--3.0%
10,815,000		Bibb County, GA, Development Authority, (Series 1991IR-1) Weekly VRDNs (Temple-Inland, Inc.)	10,815,000
7,950,000		Burke County, GA, Development Authority Daily VRDNs (Georgia Power Co.)	7,950,000
12,685,000		Burke County, GA, Development Authority, (Series 2000) Daily VRDNs (Oglethorpe Power Corp.)/(AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	12,685,000
2,700,000		Burke County, GA, Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.)	2,700,000
5,500,000		Burke County, GA, Development Authority, PCR (Series 1995) Daily VRDNs (Georgia Power Co.)	5,500,000
8,330,000		Clayton County, GA, Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures, LLC)/(FNMA INS)	8,330,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Georgia--continued
$7,000,000		Cobb County, GA, IDA, (Series 1997) Weekly VRDNs (Wyndham Gardens)/ (Bankers Trust Co., New York LOC)	$7,000,000
14,100,000		Macon-Bibb County, GA, Hospital Authority, (Series 2000) Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank LOC)	14,100,000

		TOTAL	69,080,000

		Hawaii--0.9%
13,765,000		Clipper Tax-Exempt Certificates Trust (Hawaii AMT), (Series 1998-7) Weekly VRDNs (Hawaii Finance and Development Corp.)/(State Street Corp. LIQ)	13,765,000
7,360,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	7,360,000

		TOTAL	21,125,000

		Illinois--3.0%
850,000		Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/(National City Bank, Indiana LOC)	850,000
4,500,000		Chicago, IL, O'Hare International Airport, Bonds (Series 1983A) Daily VRDNs (AMR, Inc.)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	4,500,000
30,000,000		Chicago, IL, CDC (Series 2000M) Weekly VRDNs (FGIC INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	30,000,000
10,000,000		Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of America, N.A. LIQ)	10,000,000
4,700,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (Bank One, Michigan LOC)	4,700,000
2,000,000		Mendota, IL, IDRB (Series 1995) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,000,000
1,400,000		Naperville, IL, Economic Development Refunding Revenue Bonds (Series 1994) Weekly VRDNs (Independence Village Associates, Ltd. Project)/(U.S. Bank, N.A., Minneapolis LOC)	1,400,000
8,915,000		Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	8,915,000
8,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	8,000,000

		TOTAL	70,365,000

		Indiana--1.1%
2,340,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,340,000
3,400,000		Huntington County, IN, Community School Corp., 4.10% TANs, 12/28/2001	3,400,580
2,335,000		Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	2,335,000
4,400,000		Jasper County, IN, (Series 1998A) Weekly VRDNs (Oak Grove Christian Retirement Village, Inc.)/(National City Bank, Michigan/Illinois LOC)	4,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Indiana--continued
$7,000,000		Richmond, IN, EDA Weekly VRDNs (Gannett Co., Inc.)	$7,000,000
5,755,000		Winona Lake, IN, (Series 1999) Weekly VRDNs (Grace College)/(KeyBank, N.A. LOC)	5,755,000

		TOTAL	25,230,580

		Iowa--0.6%
2,275,000		Des Moines, IA, IDRB (Series 1994) Weekly VRDNs (Printer, Inc.)/(Federal Home Loan Bank of Des Moines LOC)	2,275,000
8,275,000		Iowa Falls, IA, (Series 1998) Weekly VRDNs (Heartland Pork Enterprises, Inc.)/(Bank of Nova Scotia, Toronto LOC)	8,275,000
2,750,000		Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern Realty, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,750,000

		TOTAL	13,300,000

		Kansas--1.0%
8,000,000		Burlington, KS, (Series B), 3.25% TOBs (Kansas City Power and Light Co.), Optional Tender 8/30/2002	8,032,154
4,800,000		Burlington, KS, (Series D), 3.25% TOBs (Kansas City Power and Light Co.), Mandatory Tender 8/30/2002	4,819,293
3,150,000		Kansas Independent College Finance Authority, (Series 2001A) Weekly VRDNs (Sterling College)/(Firstar Bank, N.A. LOC)	3,150,000
6,940,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W) Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	6,940,000

		TOTAL	22,941,447

		Kentucky--1.2%
4,940,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris Trust & Savings Bank, Chicago LOC)	4,940,000
10,825,000		Kentucky EDFA, (Series 1999B) Weekly VRDNs (Baptist Healthcare System)/(MBIA INS)/(Bank One, Michigan LIQ)	10,825,000
8,060,000		Maysville, KY, Solid Waste Disposal Facilities Revenue Bonds (Series 1992), 3.05% CP (Inland Container Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 11/6/2001	8,060,000
1,800,000		Owensboro, KY, LO Revenue Bonds, 3.00% TOBs (Dart Polymers)/(Bank One, Michigan LOC), Optional Tender 12/1/2001	1,800,000
2,825,000		Wilmore, KY, (Series 1999) Weekly VRDNs (United Methodist Retirement Community, Inc.)/(Allied Irish Banks PLC LOC)	2,825,000

		TOTAL	28,450,000

		Louisiana--0.1%
3,000,000		Lake Charles, LA, Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	3,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Maryland--0.4%
$6,400,000		Harford County, MD, (Series 1989) Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	$6,400,000
3,000,000		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Series 1985A) Weekly VRDNs (Bank One, N.A., Chicago LOC)	3,000,000

		TOTAL	9,400,000

		Massachusetts--3.3%
5,800,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT) (Series 1998-12) Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	5,800,000
5,100,000		Belchertown, MA, 4.00% BANs, 1/25/2002	5,108,639
1,236,428		Clipper Tax-Exempt Certificates Trust, (Series B) Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,236,428
4,900,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,900,000
5,000,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Corp. LIQ)	5,000,000
5,000,000		Everett, MA, 3.125% BANs, 9/12/2002	5,035,853
11,600,000		Massachusetts Bay Transportation Authority, (Series 1999) Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	11,600,000
290,000		Massachusetts Development Finance Agency, (Series 1999) Weekly VRDNs (Dean College)/(Fleet National Bank LOC)	290,000
6,525,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Endicott College)/(Fleet National Bank LOC)	6,525,000
10,780,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet National Bank LIQ)	10,780,000
390,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Fleet National Bank LOC)	390,000
3,000,000		Massachusetts Water Resources Authority, (Series 2000C) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	3,000,000
4,000,000		Mattapoisett, MA, 3.50% BANs, 9/5/2002	4,032,559
10,000,000		Millbury, MA, 3.35% BANs, 4/19/2002	10,011,123
2,200,000		Topsfield, MA, 3.00% BANs, 3/21/2002	2,207,192

		TOTAL	75,916,794

		Michigan--0.9%
20,000,000		Michigan State Hospital Finance Authority, (Series 2000E) Weekly VRDNs (Trinity Healthcare Credit Group)	20,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Minnesota--1.9%
$8,500,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), 3.17% TOBs (Minneapolis/St. Paul, MN, Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 5/15/2002	$8,500,000
15,100,000		Becker, MN, (Series 2000-A) Weekly VRDNs (Northern States Power Co., Minnesota)	15,100,000
7,500,000		Bloomington, MN, Highland Park Apartments (Series 1999), 3.45% TOBs (Bayerische Landesbank Girozentrale), Optional Tender 5/2/2002	7,500,000
1,425,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,425,000
9,500,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(U.S. Bank, N.A, Minneapolis LOC)	9,500,000
665,000		New Hope, MN, (Series 1994) Weekly VRDNs (National Beauty)/(Wells Fargo Bank Minnesota, N.A. LOC)	665,000

		TOTAL	42,690,000

		Missouri--1.9%
3,790,000		Missouri State HEFA, (Series 1985B) Weekly VRDNs (Barnes Hospital)/(Morgan Guaranty Trust Co., New York LOC)	3,790,000
2,000,000		Missouri State HEFA, (Series 2000) Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	2,000,000
3,085,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series 1996A) Weekly VRDNs (Deaconess Long Term Care of Missouri)/(Bank One, Texas N.A. LOC)	3,085,000
35,000,000		University of Missouri, (Series 2000) Weekly VRDNs	35,000,000

		TOTAL	43,875,000

		Montana--0.0%
405,000		Great Falls, MT, (Series 1993) Weekly VRDNs (Liberty Development Partners)/(Wells Fargo Bank Minnesota, N.A. LOC)	405,000

		Multi State--10.4%
15,462,737		ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	15,462,737
10,105,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (Bank One, Indiana, N.A. LOC)	10,105,000
95,500,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	95,500,000
60,791,972		Clipper Tax-Exempt Certificates Trust (AMT MultiState), (Series 1999-3) Weekly VRDNs (AMBAC INS)/(State Street Corp. LIQ)	60,791,972
17,384,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), (Series 1998-2) Weekly VRDNs (State Street Corp. LIQ)	17,384,000
14,347,690		Koch Floating Rate Trust (Non-AMT Multistate), (Series 2000-1) Weekly VRDNs (AMBAC INS)/(State Street Corp. LIQ)	14,347,690
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Multi State--continued
$12,132,898		Koch Floating Rate Trust (Non-AMT Multistate), (Series 2001-1) Weekly VRDNs (AMBAC INS)/(State Street Corp. LIQ)	$12,132,898
15,294,902		PBCC LeaseTOPS Trust (Non-AMT Multistate), (Series 1999-2), 2.50% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/2/2002	15,294,902

		TOTAL	241,019,199

		Nebraska--0.4%
1,260,000		Douglas County, NE, Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,260,000
940,000		Douglas County, NE, Industrial Development Refunding Revenue Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(Bank One, Michigan LOC)	940,000
6,925,000	[1]	Nebraska Investment Finance Authority, MERLOTS (Series 1999A), (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	6,925,000

		TOTAL	9,125,000

		New Jersey--7.6%
3,000,000		Absecon, NJ, 3.50% BANs, 5/24/2002	3,009,374
4,000,000		Allamuchy Township, NJ, 3.45% BANs, 3/21/2002	4,003,627
3,000,000		Atlantic Highlands, NJ, 4.00% BANs, 10/17/2001	3,000,513
4,268,900		Belleville, NJ, 3.75% BANs, 2/15/2002	4,274,297
6,398,083		Cranford Township, NJ, 3.80% BANs, 1/18/2002	6,400,834
1,100,000		Delaware River Port Authority, PUTTERS (Series 144) Weekly VRDNs (FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	1,100,000
7,000,000		Deptford Township, NJ, Board of Education, 2.50% BANs, 2/28/2002	7,008,727
4,500,000		Essex County, NJ, Improvement Authority, Project Revenue Bonds (Series 1995) Weekly VRDNs (Essex County, NJ)/(AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	4,500,000
2,050,000		Flemington Borough, NJ, 3.50% BANs, 5/30/2002	2,057,248
7,190,000		Haddonfield, NJ, 3.25% BANs, 5/29/2002	7,206,071
9,000,000		Hammonton, NJ, School District, 3.90% BANs, 10/26/2001	9,001,500
3,772,800		High Bridge Borough, NJ, 3.25% BANs, 6/24/2002	3,790,296
2,866,000		Hightstown, NJ, 3.70% BANs, 3/14/2002	2,871,588
4,510,000		Hopatcong Borough, NJ, 3.20% BANs, 9/6/2002	4,538,652
3,840,150		Metuchen, NJ, 3.00% BANs, 9/27/2002	3,866,124
8,500,000		Middle Township, NJ, Board of Education, 4.00% BANs, 2/1/2002	8,516,613
6,146,000		Millville, NJ, 4.80% BANs, 10/25/2001	6,147,540
2,717,000		Monroe Township (Middlesex County), NJ, 3.15% BANs, 9/17/2002	2,738,693
8,900,000		Morristown, NJ, 3.50% BANs, 4/25/2002	8,914,556
2,150,000		New Jersey EDA Weekly VRDNs (YM-YWHA of Bergen County, NJ)/(Fleet National Bank LOC)	2,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New Jersey--continued
$3,735,000		New Jersey EDA, (Series 1999) Weekly VRDNs (VOADV Property, Inc.)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	$3,735,000
5,770,000		New Jersey EDA, (Series 2000) Weekly VRDNs (Rose Hill Associates LLC)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	5,770,000
7,700,000		New Jersey State Transportation Trust Fund Authority, Trust Receipts (Series 1996-1) Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	7,700,000
13,000,000	[1]	New Jersey Turnpike Authority, PA-824R, 1.89% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/29/2002	13,000,000
7,995,000		New Jersey Turnpike Authority, PUTTERS (Series 155) Weekly VRDNs (MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	7,995,000
6,650,000		Newark, NJ, 3.40% BANs, 10/1/2002	6,718,030
3,000,000		Ocean City, NJ, 3.50% BANs, 5/24/2002	3,011,261
8,248,500		Stafford Township, NJ, 3.75% BANs, 2/8/2002	8,255,570
4,100,000		Trenton, NJ, 3.35% BANs, 5/16/2002	4,108,642
11,300,000		Trenton, NJ, 4.60% BANs, 10/19/2001	11,301,064
6,500,000		Vineland, NJ, 4.50% BANs, 12/13/2001	6,502,483
3,359,500		West Amwell Township, NJ, 3.60% BANs, 3/15/2002	3,364,632

		TOTAL	176,557,935

		New Mexico--0.8%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,000,000
3,300,000		Albuquerque, NM, Refunding Revenue Bonds (Series 1992) Weekly VRDNs (Charter Hospital of Albuquerque, Inc.)/(Chase Manhattan Bank, New York LOC)	3,300,000
2,300,000		Las Cruces, NM, IDRB (Series 1994A) Weekly VRDNs (F & A Dairy Products, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,300,000
11,195,000		New Mexico Mortgage Finance Authority, Roaring Fork (Series 2000-1) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	11,195,000

		TOTAL	18,795,000

		New York--2.6%
2,250,000		Albany, NY, 3.50% BANs, 8/2/2002	2,272,125
5,000,000		Fredonia, NY, CSD, 4.50% BANs, 12/13/2001	5,001,915
12,000,000	[1]	Long Island Power Authority, PA-807R, (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/29/2002	12,000,000
6,000,000		New York City Municipal Water Finance Authority, (Series 4), 2.30% CP (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender 10/2/2001	6,000,000
700,000		New York City, NY, Transitional Finance Authority, Trust Receipts (Series 2001 FR/RI-L29) Weekly VRDNs (Lehman Brothers, Inc. LIQ)	700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New York--continued
$30,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N16), 2.70% TOBs (Bank of New York LIQ), Optional Tender 11/1/2001	$30,000,000
3,700,000		VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(Chase Manhattan Bank, New York LIQ)	3,700,000

		TOTAL	59,674,040

		North Carolina--2.1%
3,500,000	[1]	ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-Amt), (Series 1998-23), 3.25% TOBs (Mission St. Josephs Health System)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 3/6/2002	3,500,000
21,200,000		Martin County, NC, IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	21,200,000
12,200,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank of NC, N.A. LIQ)	12,200,000
5,000,000		North Carolina Medical Care Commission, Revenue Bonds (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)/(Wachovia Bank of NC, N.A. LIQ)	5,000,000
5,995,000	[1]	North Carolina State, (PT-413), 2.80% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	5,995,000
1,250,000		Raleigh & Durham, NC, Airport Authority, (Series 1995B-1) Daily VRDNs (American Airlines, Inc.)/(Bank of America, N.A. LOC)	1,250,000

		TOTAL	49,145,000

		North Dakota--0.0%
800,000		Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold Baking Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	800,000

		Ohio--4.8%
1,845,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2 Certificates of Ownership) Weekly VRDNs (Bank One, Kentucky LOC)	1,845,000
6,000,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	6,000,000
8,000,000		Cleveland, OH, Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ)	8,000,000
5,500,000		Cleveland, OH, Airport System, Revenue Bonds (Series 2000C) Weekly VRDNs (FSA INS)/(State Street Bank and Trust Co. and Westdeutsche Landesbank Girozentrale LIQs)	5,500,000
44,750,000		Clipper Tax-Exempt Certificates Trust (Ohio AMT), (Series 1999-4) Weekly VRDNs (Ohio HFA)/(GNMA COL)/(State Street Corp. LIQ)	44,750,000
5,935,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (The Renaissance)/ (Lasalle Bank, N.A. LOC)	5,935,000
2,860,000		Defiance County, OH, 3.00% BANs, 7/12/2002	2,868,011
19,855,000		Franklin County, OH, Mortgage Revenue, (Series 2000F) Weekly VRDNs (Trinity Healthcare Credit Group)	19,855,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Ohio--continued
$12,695,000		Franklin County, OH, Hospital Revenue Bonds (Series 1995) Weekly VRDNs (Trinity Healthcare Credit Group)	$12,695,000
3,500,000		Ohio State Higher Education Facility Weekly VRDNs (Wilberforce College)/(Fifth Third Bank, Cincinnati LOC)	3,500,000

		TOTAL	110,948,011

		Oklahoma--0.1%
2,295,000		Claremore, OK, IDA Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank of NC, N.A. LOC)	2,295,000

		Pennsylvania--1.5%
2,565,000		Dauphin County, PA, General Authority, (Education and Health Loan Program, Series 1997) Weekly VRDNs (AMBAC INS)/(Chase Manhattan Bank, New York LIQ)	2,565,000
1,185,000		Erie County, PA, IDA, Multi Mode Revenue Refunding Bonds Weekly VRDNs (Corry Manor, Inc.)/(PNC Bank, N.A. LOC)	1,185,000
2,000,000		Montgomery County, PA, IDA Weekly VRDNs (Plymouth Woods)/(PNC Bank, N.A. LOC)	2,000,000
800,000		Pennsylvania EDFA, (Series 1995E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)	800,000
5,350,000		Pennsylvania State Higher Education Facilities Authority, (Series E5), 4.40% TOBs (Washington & Jefferson College)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2001	5,350,000
2,350,000		Red Lion, PA, Area School District, 3.30% TRANs, 6/28/2002	2,358,454
4,000,000		Ringgold, PA, School District, 3.125% TRANs, 6/28/2002	4,007,898
2,800,000		Sayre, PA, Health Care Facilities Authority Weekly VRDNs (VHA of Pennsylvania)/(AMBAC INS)/(Mellon Bank N.A., Pittsburgh LIQ)	2,800,000
6,000,000		University of Pittsburgh, (Series 2000A) Weekly VRDNs	6,000,000
8,000,000		University of Pittsburgh, (Series 2000B) Weekly VRDNs	8,000,000

		TOTAL	35,066,352

		South Carolina--0.8%
7,000,000		Berkeley County, SC, IDB Weekly VRDNs (Nucor Corp.)	7,000,000
11,010,000	[1]	Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), 4.40% TOBs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	11,010,000

		TOTAL	18,010,000

		South Dakota--0.4%
4,360,000		South Dakota EDFA, (Series 1998) Weekly VRDNs (FIMCO, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,360,000
5,390,000	[1]	South Dakota Housing Development Authority, MERLOTS (Series 2001 A32), 2.92% TOBs (First Union National Bank, Charlotte, N.C. LIQ), Optional Tender 4/10/2002	5,390,000

		TOTAL	9,750,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Tennessee--3.0%
$5,300,000		Carter County, TN, IDB, (Series 1983) Monthly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	$5,300,000
13,000,000		Chattanooga, TN, HEFA Weekly VRDNs (McCallie School)/(SunTrust Bank LOC)	13,000,000
9,200,000		Jefferson City, TN, HEFA, (Series 2001) Weekly VRDNs (Carson-Newman College)/(SunTrust Bank LOC)	9,200,000
4,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Bonds, 6.15% (United States Treasury PRF), 5/15/2002 (@102)	4,150,965
1,880,000		Montgomery Co, TN, Public Building Authority, Pooled Financing Revenue Bonds (Series 1996) Weekly VRDNs (Montgomery County Loan)/(Bank of America, N.A. LOC)	1,880,000
3,800,000		Sevier County, TN, Public Building Authority, (Series IV-B-11) Daily VRDNs (Overton County, TN)/(FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	3,800,000
3,000,000		Sevier County, TN, Public Building Authority, (Series IV-D-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	3,000,000
4,300,000		Sevier County, TN, Public Building Authority, (Series IV-F-2) Daily VRDNs (Cumberland County, TN IDB)/(AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	4,300,000
7,500,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2000), 2.85% CP (Baptist Memorial Hospital)/(Bank of America, N.A. LOC), Mandatory Tender 11/20/2001	7,500,000
175,000		Washington County, TN, IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	175,000
4,625,000		Williamson County, TN, (Series 2000) Weekly VRDNs (Brentwood Academy)/(Amsouth Bank N.A., Birmingham LOC)	4,625,000
13,000,000		Wilson County, TN, Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC)	13,000,000

		TOTAL	69,930,965

		Texas--7.5%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Non-AMT Multistate), (Series 1998-24) Weekly VRDNs (Barbers Hill, TX Independent School District)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank N.V., Amsterdam LIQ)	10,000,000
2,500,000		Angelina and Neches River Authority, Texas, (Series 1998), 3.05% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 11/6/2001	2,500,000
18,245,000	[1]	Austin, TX, MERLOTS (Series 2000 A3), 4.40% TOBs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	18,245,000
8,000,000		Brazoria County, TX, HFDC, (Series 1999) Weekly VRDNs (Brazosport Memorial Hospital)/(Chase Manhattan Bank, New York LOC)	8,000,000
900,000		Corpus Christi, TX, IDC Weekly VRDNs (Grainger (W.W.), Inc.)	900,000
1,657,000		Dallas, TX, Waterworks & Sewer System, 2.60% CP, Mandatory Tender 11/13/2001	1,657,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Texas--continued
$15,284,000		Dallas, TX, Waterworks & Sewer System, 3.10% CP, Mandatory Tender 12/12/2001	$15,284,000
375,000		Harris County, TX, Cultural Education Facilities Finance Corp., Weekly VRDNs (Houston Museum of Natural Sciences)/(Bank One, Texas N.A. LOC)	375,000
6,200,000		Harris County, TX, HFDC, Trust Receipts (Series 1999 FR/RI-A53) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	6,200,000
955,000		Harris County, TX, IDC Weekly VRDNs (Grainger (W.W.), Inc.)	955,000
5,000,000		Harris County, TX, Toll Road Unlimited Tax & Sub Lien Revenue (Series 1994-G) Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	5,000,000
2,900,000		Houston, TX, Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist University Project)/(Chase Manhattan Bank, New York LOC)	2,900,000
680,000		Liberty County, TX, IDA Weekly VRDNs (Insteel Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	680,000
1,330,000		North Richland Hills, TX, IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America, N.A. LOC)	1,330,000
10,000,000		Texas Small Business Industrial Development Corp., (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(KBC Bank N.V. LOC)	10,000,000
45,000,000		Texas State, (Series A), 3.75% TRANs, 8/29/2002	45,517,051
34,900,000		Texas State, TRANs, Trust Receipts (Series 2001 FR/RI-L32) Weekly VRDNs (Lehman Brothers, Inc. LIQ)	34,900,000
9,400,000		Texas State, TRANs, Trust Receipts (Series 2001 FR/RI-N14) Weekly VRDNs (Bank of New York LIQ)	9,400,000

		TOTAL	173,843,051

		Utah--1.0%
10,900,000		Intermountain Power Agency, UT, (1985 Series F), 2.05% TOBs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 3/15/2002	10,900,000
4,000,000		Weber County, UT, (Series 2000B) Weekly VRDNs (IHC Health Services, Inc.)/(Westdeutsche Landesbank Girozentrale LIQ)	4,000,000
8,500,000		Weber County, UT, (Series 2000C) Weekly VRDNs (IHC Health Services, Inc.)/(Dexia Credit Local LIQ)	8,500,000

		TOTAL	23,400,000

		Virginia--3.7%
5,000,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), (Series 1998-21) Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	5,000,000
5,000,000		Alexandria, VA, IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	5,000,000
4,000,000		Alexandria, VA, Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Virginia--continued
$10,000,000		Alexandria, VA, Redevelopment and Housing Authority, (PT-1297) Weekly VRDNs (3001 Park Center Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	$10,000,000
29,000,000	[1]	Harrisonburg, VA, Redevelopment & Housing Authority, (PT-485), 4.25% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/6/2001	29,000,000
3,500,000		Henrico County, VA, EDA, (Series 2001) Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC)	3,500,000
10,500,000		James City County, VA, IDA, (Series 1997) Weekly VRDNs (Riverside Health System-Patriots Colony)	10,500,000
1,600,000		Roanoke, VA, IDA, Hospital Revenue Bonds (Series 1995A) Daily VRDNs (Carilion Health System Obligated Group)/(First Union National Bank, Charlotte, NC LIQ)	1,600,000
8,145,000		Virginia State Housing Development Authority, Roaring Forks Certificates (Series 2000-21) Weekly VRDNs (Bank of New York LIQ)	8,145,000
3,575,000		Virginia State Public Building Authority, Floater Certificates (Series 1998-131) Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	3,575,000
4,000,000		Williamsburg, VA, IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America, N.A. LOC)	4,000,000

		TOTAL	84,320,000

		Washington--1.0%
9,935,000	[1]	Seattle, WA, Municipal Light & Power, MERLOTS (Series 2001 A42), 2.92% TOBs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	9,935,000
13,250,000		Tacoma, WA, Housing Authority, (Series 2001) Weekly VRDNs (South Hill Associates LP)/(FNMA LOC)	13,250,000

		TOTAL	23,185,000

		West Virginia--0.2%
5,000,000		Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG Industries, Inc.)	5,000,000

		Wisconsin--2.8%
2,650,000		Combined Locks, WI, Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of Nova Scotia, Toronto LOC)	2,650,000
420,000		Spooner, WI, (Series 1994) Weekly VRDNs (Nash Finch Co.)/(U.S. Bank, N.A., Minneapolis LOC)	420,000
2,250,000		Superior, WI, (Series 1998) Weekly VRDNs (Partridge River Superior, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,250,000
1,925,000		Wisconsin HEFA, (Series 1997) Weekly VRDNs (16th Street Community Health Center, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,925,000
5,935,000		Wisconsin HEFA, (Series 1997) Weekly VRDNs (Cedar Crest, Inc.)/ (Bank One, Wisconsin, N.A. LOC)	5,935,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Wisconsin--continued
$10,000,000		Wisconsin State, Building Commission Res. 13 (Series 2001), 2.795% BANs, 8/1/2002	$10,000,000
40,000,000		Wisconsin State, Operating Notes of 2001, 3.75% TRANs, 6/17/2002	40,461,979

		TOTAL	63,641,979

		Wyoming--0.2%
3,290,000		Converse County, WY, PCR Refunding Bonds (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York LIQ)	3,290,000
2,100,000		Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York LIQ)	2,100,000

		TOTAL	5,390,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$2,327,597,789

Securities that are subject to the alternative minimum tax represent 17.6% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At September 30, 2001, these securities amounted to $212,745,000, which represents 9.2% of net assets.

2 Also represents cost for federal tax purposes.

The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At September 30, 2001, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (Unaudited)

First Tier	Second Tier
96.0%	4.0%

Note: The categories of investments are shown as a percentage of net assets ($2,314,194,954) at September 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERS	--Puttable Tax-Exempt Receipts
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VHA	--Veterans Housing Administration
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,327,597,789
Income receivable		11,189,733
Receivable for shares sold		40,000

TOTAL ASSETS		2,338,827,522

Liabilities:
Payable for investments purchased	$6,718,030
Payable for shares redeemed	14,564,023
Income distribution payable	2,225,265
Payable to bank	398,838
Accrued expenses	726,412

TOTAL LIABILITIES		24,632,568

Net assets for 2,314,253,338 shares outstanding		$2,314,194,954

Net Assets Consist of:
Paid-in capital		$2,314,204,371
Accumulated net realized loss on investments		(9,417)

TOTAL NET ASSETS		$2,314,194,954

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$1,907,520,455 ÷1,907,470,670 shares outstanding		$1.00

Institutional Service Shares:
$406,674,499 ÷406,782,668 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2001 (unaudited)

Investment Income:
Interest			$35,525,014

Expenses:
Investment adviser fee		$5,741,713
Administrative personnel and services fee		864,702
Custodian fees		60,946
Transfer and dividend disbursing agent fees and expenses		454,034
Directors'/Trustees' fees		7,506
Auditing fees		6,274
Legal fees		28,093
Portfolio accounting fees		95,740
Shareholder services fee--Investment Shares		2,390,104
Shareholder services fee--Institutional Service Shares		480,752
Share registration costs		37,812
Printing and postage		67,189
Insurance premiums		46,602
Miscellaneous		6,890

TOTAL EXPENSES		10,288,357

Waivers:
Waiver of investment adviser fee	$(623,661)
Waiver of shareholder services fee--Investment Shares	(956,042)
Waiver of shareholder services fee--Institutional Service Shares	(480,752)

TOTAL WAIVERS		(2,060,455)

Net expenses			8,227,902

Net investment income			27,297,112

Net realized loss on investments			(2,051)

Change in net assets resulting from operations			$27,295,061

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2001	Year Ended 3/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$27,297,112	$73,030,668
Net realized loss on investments	(2,051)	(2,361)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	27,295,061	73,028,307

Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(22,487,297)	(61,770,496)
Institutional Service Shares	(4,809,815)	(11,260,172)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,297,112)	(73,030,668)

Share Transactions:
Proceeds from sale of shares	2,920,376,491	6,056,059,527
Net asset value of shares issued to shareholders in payment of distributions declared	23,349,689	61,549,183
Cost of shares redeemed	(2,940,851,848)	(5,918,973,623)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,874,332	198,635,087

Change in net assets	2,872,281	198,632,726

Net Assets:
Beginning of period	2,311,322,673	2,112,689,947

End of period	$2,314,194,954	$2,311,322,673

See Notes which are an integral part of the Financial Statements

Financial Highlights--Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2001	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.19%	3.52%	2.89%	2.83%	3.10%	2.92%

Ratios to Average Net Assets:

Expenses	0.74%[4]	0.74%	0.74%	0.74%	0.73%	0.71%

Net investment income	2.35%[4]	3.46%	2.86%	2.78%	3.04%	2.88%

Expense waiver/reimbursement[3]	0.15%[4]	0.18%	0.17%	0.16%	0.16%	0.18%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,907,520	$1,909,380	$1,800,938	$1,771,606	$1,646,267	$1,506,918

1 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2001	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.26%	3.67%	3.04%	2.98%	3.25%	3.08%

Ratios to Average Net Assets:

Expenses	0.59%[4]	0.59%	0.59%	0.59%	0.58%	0.56%

Net investment income	2.50%[4]	3.60%	3.03%	2.93%	3.19%	3.02%

Expense waiver/reimbursement[3]	0.30%[4]	0.33%	0.32%	0.31%	0.31%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$406,674	$401,942	$311,752	$273,583	$284,124	$247,946

1 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herin are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principle.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies constistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-divided date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for the annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At March 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $9,498, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$5,562

2009	3,936

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At September 30, 2001, capital paid-in aggregated $2,314,204,371. Transactions in shares were as follows:

	Six Months Ended 9/30/2001	Year Ended 3/31/2001
Investment Shares:
Shares sold	2,579,313,778	5,294,874,292
Shares issued to shareholders in payment of distributions declared	22,673,001	60,795,030
Shares redeemed	(2,603,844,904)	(5,247,225,589)

NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(1,858,125)	108,443,733

	Six Months Ended 9/30/2001	Year Ended 3/31/2001
Institutional Service Shares:
Shares sold	341,062,713	761,185,235
Shares issued to shareholders in payment of distributions declared	676,688	754,153
Shares redeemed	(337,006,944)	(671,748,034)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,732,457	90,191,354

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,874,332	198,635,087

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Cusip 60934N187
Cusip 60934N195

8110107 (11/01)

Federated is a registered mark of Federated Investors, Inc.
2001 ©Federated Investors, Inc.